PROVISIONS AND CONTINGENCIES - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Provisions
Provisions at beginning of year	$ 274	$ 226
Net charge to income statement	260	190
Acquisitions	17
Unwinding of discount	5	4
Utilised	(140)	(145)
Exchange adjustment	1	(1)
Provisions at end of year	417	274
Rationalisation provisions
Changes in Provisions
Provisions at beginning of year	35	6
Net charge to income statement	134	120
Utilised	(130)	(90)
Exchange adjustment	1	(1)
Provisions at end of year	40	35
Metal-on-metal
Changes in Provisions
Provisions at beginning of year	192	157
Net charge to income statement	121	72
Unwinding of discount	5	4
Utilised	(3)	(41)
Provisions at end of year	315	192
Legal and other provisions
Changes in Provisions
Provisions at beginning of year	47	63
Net charge to income statement	5
Net charge to income statement		(2)
Acquisitions	17
Utilised	(7)	(14)
Provisions at end of year	$ 62	$ 47